BUSINESS COMBINATIONS - PerkinElmer's Medical Imaging Narrative (Details) - PerkinElmer, Inc. $ in Millions	May 01, 2017 USD ($) employee
Business Acquisition [Line Items]
Net cash paid	$ 277.4
Total cash consideration	$ 273.2
Business combination, number of employees | employee	280
Deferred tax liabilities noncurrent	$ 31.0
Foreign Tax Authority
Business Acquisition [Line Items]
Goodwill expected tax deductible amount	$ 35.0